DISCONTINUED OPERATION: (Details) - USD ($) $ in Thousands		9 Months Ended
	Dec. 02, 2013	Sep. 30, 2015	Sep. 30, 2014
Discontinued Operation [Line Items]
Loss from discontinued operations		$ (200)	$ (795)
Spacenet Inc. [Member]
Discontinued Operation [Line Items]
Proceeds from sale of subsidiary	$ 16,000
Loss from sale of subsidiary	$ 1,385
Loss from discontinued operations		$ 200	$ 795